2. SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Inventory Valuation
	September 30,	December 31,
	2016	2015
Raw materials	$862	$686
Work in process	271	186
Finished goods	159	365
Inventory reserve	(121)	(118)
Total	$1,171	$1,119

	Year Ended December 31,
	2015	2014
Raw materials	$686	$884
Work in process	186	304
Finished goods	365	136
Inventory reserve	(118)	(144)
Total	$1,119	$1,180

Property and Equipment
	September 30,	December 31,
	2016	2015
Equipment	$1,378	$1,377
Software	740	740
Furniture and fixtures	124	124
Leasehold improvement	199	199
Total	2,441	2,440
Less: accumulated depreciation	(2,270)	(2,122)
Total	$171	$318

	Year Ended December 31,
	2015	2014
Equipment	$1,377	$1,391
Software	740	737
Furniture and fixtures	124	124
Leasehold Improvement	199	180
	2,440	2,432
Less accumulated depreciation	(2,122)	(1,845)
Total	$318	$587

Accrued Liabilities
	September 30, 2016	December 31, 2015
Accrued compensation	$1,521	$1,235
Accrued professional fees	79	154
Deferred rent	19	36
Accrued warranty	63	82
Accrued vacation	183	177
Accrued interest	65	—
Accrued dividends	266	167
Other accrued expenses	112	56
Total	$2,308	$1,907

	As of December 31,
	2015	2014
Accrued compensation	$1,235	$447
Accrued professional fees	154	203
Deferred rent	36	54
Accrued warranty	82	119
Accrued vacation	177	144
Other accrued expenses	223	48
Total	$1,907	$1,015

Prepaid Expenses and Deposits
	September 30, 2016	December 31, 2015
Prepaid expenses	$12	$26
Prepaid insurance	133	108
Prepaid investor relations	—	275
Deposits - equipment	316	368
Deposits - other	2	3
Total	$463	$780